Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 08/31/23)(a)	$275	$235,265

Aerospace & Defense — 4.0%
Bombardier Inc., 7.13%, 06/15/26 (Call 08/31/23)(a)	723	717,187
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/11/23)(a)(b)	265	243,882
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	179	167,838
TransDigm Inc.
6.25%, 03/15/26 (Call 08/31/23)(a)	2,131	2,121,006
6.38%, 06/15/26 (Call 08/31/23)	501	495,905
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/31/23)	270	268,620
		4,014,438
Agriculture — 0.5%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 08/11/23)(a)	177	164,436
Vector Group Ltd., 10.50%, 11/01/26 (Call 08/31/23)(a)	344	344,506
		508,942
Airlines — 5.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	730	678,345
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)(b)	175	189,538
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	1,978	1,949,147
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28(b)	251	229,895
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	525	544,929
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	733	692,201
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	1,190	1,127,156
		5,411,211
Apparel — 0.9%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	547	514,153
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	383	351,299
		865,452
Auto Manufacturers — 3.3%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	642	626,001
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	640	573,639
4.39%, 01/08/26(b)	505	479,679
4.54%, 08/01/26 (Call 06/01/26)	310	292,801
6.95%, 03/06/26 (Call 02/06/26)	555	560,467
6.95%, 06/10/26 (Call 05/10/26)	400	403,208
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/31/23)(a)	357	352,266
		3,288,061
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/31/23)(a)(b)	490	470,028
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26 (Call 09/01/23)(a)(b)	539	538,725
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 08/31/23)	524	509,401
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 08/11/23), (5.50% PIK)(a)(c)	320	296,032
		1,814,186
	Par
Security	(000)	Value

Banks — 1.2%
Freedom Mortgage Corp., 7.63%, 05/01/26(b)	$341	$312,854
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	885	854,308
		1,167,162
Chemicals — 1.5%
GPD Companies Inc., 10.13%, 04/01/26 (Call 08/31/23)(a)	316	294,515
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 08/31/23)(a)	325	297,265
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 08/31/23)(a)(b)	231	201,464
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)(b)	283	252,580
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	465	428,228
		1,474,052
Commercial Services — 6.1%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	360	340,150
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 08/31/23)(a)	1,197	1,144,464
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 08/31/23)(a)	207	193,684
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	616	563,344
Cimpress PLC, 7.00%, 06/15/26 (Call 08/16/23)	340	320,695
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	407	410,065
CPI CG Inc., 8.63%, 03/15/26 (Call 08/31/23)(a)	193	185,923
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/11/23)(a)	243	238,842
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	318	287,443
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 08/31/23)(a)	265	248,477
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	799	783,515
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 08/31/23)(a)(b)	299	282,190
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/31/23)(a)	618	618,581
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 08/31/23)(a)	521	488,505
		6,105,878
Computers — 0.8%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	744	779,712

Cosmetics & Personal Care — 0.8%
Coty Inc.
5.00%, 04/15/26 (Call 08/31/23)(a)	553	533,175
6.50%, 04/15/26 (Call 08/31/23)(a)	279	277,376
		810,551
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 08/31/23)(a)(d)	75	7,650

Diversified Financial Services — 4.3%
Avation Capital SA, 8.25%, 10/31/26 (Call 08/31/23), (9.00% PIK)(a)(b)(c)	198	172,869
Brightsphere Investment Group Inc., 4.80%, 07/27/26	185	176,856
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 08/11/23)(b)	267	261,617
GGAM Finance Ltd., 7.75%, 05/15/26 (Call 11/15/25)(a)(b)	265	267,398
goeasy Ltd., 4.38%, 05/01/26 (Call 08/11/23)(a)	215	196,856
Home Point Capital Inc., 5.00%, 02/01/26 (Call 08/31/23)(a)(b)	325	303,426

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/31/23)(a)	$196	$165,834
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)	203	181,119
Navient Corp., 6.75%, 06/15/26(b)	319	311,073
OneMain Finance Corp., 7.13%, 03/15/26	980	970,494
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 08/31/23)(a)	248	224,470
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)	687	612,131
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	319	280,583
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)(b)	195	172,035
		4,296,761
Electric — 1.5%
Calpine Corp., 5.25%, 06/01/26 (Call 08/31/23)(a)	254	246,545
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	180	163,510
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	321	299,008
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 08/31/23)(a)	241	235,701
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 08/11/23)(a)	604	584,678
		1,529,442
Energy - Alternate Sources — 0.6%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 08/31/23)(a)(b)	455	386,058
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	257	232,074
		618,132
Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 08/31/23)(a)	251	240,920
INNOVATE Corp., 8.50%, 02/01/26 (Call 08/11/23)(a)	208	158,985
		399,905
Entertainment — 3.1%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 08/11/23)(a)(b)(c)	885	610,438
CCM Merger Inc., 6.38%, 05/01/26 (Call 08/31/23)(a)(b)	191	186,038
Cinemark USA Inc., 5.88%, 03/15/26 (Call 08/31/23)(a)	270	255,617
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	195	157,349
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 08/31/23)(a)	206	206,052
International Game Technology PLC, 4.13%, 04/15/26 (Call 08/31/23)(a)	440	417,921
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 08/31/23)(a)	192	187,296
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	225	218,923
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 08/31/23)(a)	715	653,867
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 08/11/23)(a)(b)	197	184,689
		3,078,190
Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 08/31/23)(a)	294	286,121
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/31/23)(a)	325	307,547
		593,668
	Par
Security	(000)	Value

Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 08/31/23)(a)	$479	$445,561
7.50%, 03/15/26 (Call 08/31/23)(a)	343	348,900
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/31/23)(a)	185	175,345
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/11/23)(a)	275	239,181
		1,208,987
Forest Products & Paper — 0.2%
Mercer International Inc., 5.50%, 01/15/26 (Call 08/31/23)	183	177,733

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	422	397,482

Health Care - Services — 5.1%
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 08/31/23)(a)(b)	1,295	1,272,299
Heartland Dental LLC/Heartland Dental Finance Corp., 8.50%, 05/01/26 (Call 08/31/23)(a)	206	185,664
IQVIA Inc., 5.00%, 10/15/26 (Call 08/31/23)(a)(b)	580	563,690
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 08/31/23)(a)(b)	798	748,101
Select Medical Corp., 6.25%, 08/15/26 (Call 08/31/23)(a)(b)	733	726,762
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 08/16/23)	1,237	1,197,478
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 08/31/23)(a)	455	397,729
		5,091,723
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 08/31/23)(b)	752	705,729

Home Builders — 0.4%
Forestar Group Inc., 3.85%, 05/15/26 (Call 08/31/23)(a)	267	248,257
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 08/31/23)(a)	151	153,662
		401,919
Housewares — 1.3%
Newell Brands Inc., 4.45%, 04/01/26 (Call 01/01/26)	1,230	1,171,796
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 08/16/23)	149	142,447
		1,314,243
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/31/23)(a)(b)	269	277,358
Hub International Ltd., 7.00%, 05/01/26 (Call 08/11/23)(a)	1,017	1,014,935
		1,292,293
Internet — 1.6%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	304	282,160
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/31/23)(a)	489	364,809
Uber Technologies Inc., 8.00%, 11/01/26 (Call 08/31/23)(a)	905	922,874
		1,569,843
Iron & Steel — 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/31/23)(a)	367	358,111
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 08/31/23)(a)	511	514,271
		872,382

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Leisure Time — 3.9%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	$877	$864,757
10.50%, 02/01/26 (Call 08/31/23)(a)	447	471,013
Life Time Inc.
5.75%, 01/15/26 (Call 08/31/23)(a)	577	565,679
8.00%, 04/15/26 (Call 08/31/23)(a)(b)	283	283,142
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	863	817,261
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	379	352,512
5.50%, 08/31/26 (Call 02/28/26)(a)	617	592,474
		3,946,838
Lodging — 2.7%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	305	273,176
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	606	566,871
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 08/30/23)(e)	270	254,003
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 08/11/23)(a)	395	383,245
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	261	247,467
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	413	411,100
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 08/31/23)(a)	580	547,665
		2,683,527
Machinery — 0.6%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 08/16/23)(a)(b)	189	189,038
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 09/01/23)(a)	407	379,316
		568,354
Manufacturing — 1.5%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 08/31/23)	212	207,376
FXI Holdings Inc.
12.25%, 11/15/26(b)	275	256,083
12.25%, 11/15/26 (Call 08/31/23)(a)	475	441,816
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/31/23)(a)(b)	345	342,882
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	233	229,090
		1,477,247
Media — 4.9%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 08/31/23)(a)	175	114,455
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26 (Call 08/31/23)(a)	472	460,592
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 08/31/23)(a)(b)	238	179,131
DISH DBS Corp., 5.25%, 12/01/26 (Call 06/01/26)(a)	1,673	1,371,592
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	221	190,080
Gray Television Inc., 5.88%, 07/15/26 (Call 08/31/23)(a)(b)	436	393,167
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 08/16/23)	500	432,785
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	553	449,230
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	608	547,741
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)	190	131,507
TEGNA Inc., 4.75%, 03/15/26 (Call 08/31/23)(a)	355	340,658
Townsquare Media Inc., 6.88%, 02/01/26 (Call 08/31/23)(a)(b)	336	323,914
		4,934,852
	Par
Security	(000)	Value

Mining — 1.3%
Constellium SE, 5.88%, 02/15/26 (Call 08/31/23)(a)	$170	$167,969
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 08/10/23)(e)	365	346,801
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 08/16/23)(a)	179	177,244
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	458	416,308
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 08/31/23)(a)(b)	244	226,234
		1,334,556
Oil & Gas — 8.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 08/31/23)(a)(b)	464	462,047
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 08/31/23)(a)(b)	382	373,714
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/31/23)(a)	259	246,806
California Resources Corp., 7.13%, 02/01/26 (Call 08/31/23)(a)(b)	356	358,791
Callon Petroleum Co., 6.38%, 07/01/26 (Call 08/31/23)	194	190,370
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 08/31/23)(a)	304	298,565
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	264	249,076
Crescent Energy Finance LLC, 7.25%, 05/01/26 (Call 08/31/23)(a)	430	423,477
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	320	324,109
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	325	302,887
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 08/31/23)(a)	395	377,348
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/11/23)(a)	247	241,850
Matador Resources Co., 5.88%, 09/15/26 (Call 08/16/23)	447	434,989
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 08/31/23)(a)	428	400,047
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 08/31/23)(a)	355	341,556
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 08/31/23)(a)(b)	268	266,566
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/31/23)(b)	446	448,975
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 08/31/23)(a)(b)	201	193,233
7.75%, 02/15/26 (Call 02/15/24)(a)	179	181,017
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	375	293,520
Precision Drilling Corp., 7.13%, 01/15/26 (Call 08/16/23)(a)	209	207,182
Puma International Financing SA, 5.00%, 01/24/26 (Call 08/11/23)(a)	400	365,112
SM Energy Co., 6.75%, 09/15/26 (Call 08/31/23)	253	248,901
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/31/23)(a)(b)	321	282,137
Talos Production Inc., 12.00%, 01/15/26 (Call 08/16/23)	408	426,911
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 08/02/23)(a)(b)	284	294,437
Transocean Inc., 7.50%, 01/15/26 (Call 08/11/23)(a)	365	358,700
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(a)	190	194,744
		8,787,067
Oil & Gas Services — 0.6%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 08/31/23)	452	447,737
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)	205	208,477
		656,214
Packaging & Containers — 4.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26 (Call 08/14/23)(a)	700	655,858

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	$446	$435,912
Berry Global Inc., 4.50%, 02/15/26 (Call 08/31/23)(a)(b)	178	170,111
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	247	234,084
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/31/23)	511	494,377
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	225	234,583
LABL Inc., 6.75%, 07/15/26 (Call 08/11/23)(a)	446	438,182
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26 (Call 08/15/24)(a)	1,695	1,690,254
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/31/23)(a)	615	584,182
		4,937,543
Pharmaceuticals — 0.7%
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	410	390,217
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 08/31/23)(a)	305	281,064
		671,281
Pipelines — 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 08/16/23)(a)	359	366,887
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 08/31/23)(a)	185	181,962
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	378	347,167
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	288	279,778
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	320	300,755
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 08/31/23)	199	190,823
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 08/31/23)(a)	465	457,769
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 08/31/23)(a)(b)	923	846,917
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 08/31/23)(a)	1,223	1,211,589
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 08/31/23)	190	180,048
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 08/31/23)(a)	338	322,746
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	321	316,686
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/23)(a)(f)	485	477,429
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 08/16/23)	186	162,607
		5,643,163
Real Estate Investment Trusts — 2.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 08/11/23)(a)(b)	587	550,447
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	609	549,683
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/31/23)(b)	319	293,742
Office Properties Income Trust, 2.65%, 06/15/26 (Call 05/15/26)	200	148,502
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 08/31/23)(a)	319	295,104
	Par/
	Shares
Security	(000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	$271	$236,943
5.25%, 02/15/26 (Call 08/15/25)	230	209,981
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	258	228,730
		2,513,132
Retail — 4.0%
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 08/31/23)(a)	191	182,155
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 08/31/23)(a)(b)	409	392,840
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 08/31/23)(a)	414	389,959
Guitar Center Inc., 8.50%, 01/15/26 (Call 08/11/23)(a)	352	323,854
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 08/31/23)(a)	502	470,736
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 08/31/23)(a)	667	624,465
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 08/31/23)(a)	449	428,791
Staples Inc., 7.50%, 04/15/26 (Call 08/31/23)(a)	1,201	989,744
White Cap Parent LLC, 8.25%, 03/15/26 (Call 08/31/23), (9.00% PIK)(a)(c)	208	201,250
		4,003,794
Software — 1.4%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/31/23)(a)	269	265,121
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 08/11/23)(a)	196	196,604
Camelot Finance SA, 4.50%, 11/01/26 (Call 08/31/23)(a)	437	412,270
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(a)(b)	181	167,633
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 08/11/23)(a)	239	131,184
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	246	241,378
		1,414,190
Telecommunications — 3.6%
CommScope Inc., 6.00%, 03/01/26 (Call 08/31/23)(a)	921	845,285
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 09/01/23)(a)	1,225	1,172,558
Hughes Satellite Systems Corp.
5.25%, 08/01/26	439	411,975
6.63%, 08/01/26(b)	468	422,866
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	725	693,970
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 08/31/23)(a)(b)	140	72,919
		3,619,573
Trucking & Leasing — 0.4%
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 08/07/23)(b)	496	441,109

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 08/31/23)(a)(b)	256	251,049

Total Long-Term Investments — 97.7%
(Cost: $98,393,972)		97,914,481

Short-Term Securities

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(g)(h)(i)	16,292	16,296,519

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(g)(h)	820	$820,000

Total Short-Term Securities — 17.1%
(Cost: $17,112,768)		17,116,519

Total Investments — 114.8%
(Cost: $115,506,740)		115,031,000

Liabilities in Excess of Other Assets — (14.8)%		(14,833,368)

Net Assets — 100.0%		$100,197,632

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,533,406	$9,761,442	(a)	$—	$(2,458)	$4,129	$16,296,519	16,292	$64,196	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	330,000	(a)	—	—	—	820,000	820	13,114		—
					$(2,458)	$4,129	$17,116,519		$77,310		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$97,914,481	$—	$97,914,481
Short-Term Securities
Money Market Funds	17,116,519	—	—	17,116,519
	$17,116,519	$97,914,481	$—	$115,031,000

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust